Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets
Intangible assets can be broken down as follows:

(in thousands of euro)	Purchased licenses	Other intangible assets	In progress	Total
January 1, 2023	1,553	—	—	1,553
Acquisitions	—	—	—	—
Additional considerations (1)	2,000	—	—	2,000
Disposals	—	—	—	—
Depreciation (2)	(3,140)	—	—	(3,140)
Impairment (3)	—	—	—	—
Transfers	—	—	—	—
December 31, 2023	416	—	—	416

(in thousands of euro)	Purchased licenses	Other intangible assets	In progress	Total
January 1, 2024	416	—	—	416
Acquisitions	—	—	—	—
Additional considerations (1)	—	—	—	—
Disposals	—	—	—	—
Depreciation (2)	(416)	—	—	(416)
Impairment (3)	—	—	—	—
Transfers	—	—	—	—
December 31, 2024	—	—	—	—

(in thousands of euro)	Purchased licenses	Other intangible assets	In progress	Total
January 1, 2025	—	—	—	—
Acquisitions	—	—	—	—
Additional considerations (1)	—	—	—	—
Disposals	—	—	(41,000)	(41,000)
Depreciation (2)		—	—	—
Impairment (3)	—	—	41,000	41,000
Transfers	—	—	—	—
December 31, 2025	—	—	—	—

(1)As of December 31, 2023, this amount corresponds to the additional payment made to Orega Biotech in July 2023 for the rights relating to IPH5201 following the first patient dosed in the Phase 2 MATISSE clinical trial in June 2023, in accordance to the agreement signed in 2019. This additional payment is fully amortized as of December 31,2023.
(2)As of December 31, 2023, this amount includes the amortization of rights relating to monalizumab (€1,138 thousand) and IPH5201 (€2,000 thousand). As of December 31, 2024, this amount includes the amortization of rights relating to monalizumab (€416 thousand) .
(3)Following the Company's decision in December 2022 to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, only indication supporting the recoverable amount of the asset as of December 31, 2021 (as well that as of June 30, 2022), the rights relating to the intangible asset have been fully impaired for their net book value on the date of the decision, i.e. €41,000 thousand (see below "Avdoralimab (IPH5401) (anti-C5aR) rights acquired from Novo Nordisk A/S'). According to Board of Directors'decision dated December 11, 2025, the asset has been removed from the balance sheet and the depreciation has been cancelled.